President's Letter

Dear Fellow Shareholder:

Thank you for your confidence in Aetna and your investment in Aetna Variable Fund. We are pleased to bring you this annual report of the status and performance of your Fund.

During the past year, we have implemented several actions to focus our Fund management efforts. At a Special Meeting, shareholders gave strong approval of recommendations of the Board of Trustees. To this end, we are pleased to have Aeltus Investment Management, Inc. as subadvisor to the Fund; a decision which allows Aetna to consolidate its investment management expertise. Additions to our investment staff have also enhanced our management and quantitative research capabilities. We are pleased with the results of improvements in our stock selection disciplines, portfolio implementation processes and investment research.

In the financial markets, the past year has seen a slowdown of the economy and little change in interest rates. Inflation has remained remarkably stable despite concerns earlier in the year. This trend has resulted in an increase in bond prices and growth in the stock market. We see this moderate growth, low inflation and stable interest rate scenario continuing into 1997. Although this may be favorable for investments in the bond markets, we are cautious or somewhat neutral to cautious about the performance of the stock markets in 1997.

We are pleased to help you meet your retirement and investment needs by bringing you quality products and services. Thank you, again, for investing in our Fund.

Sincerely,


Shaun P. Mathews
President

                                                             Aetna Variable Fund
                                                               Growth of $10,000

                Average Annual Total Returns for the Year Ended
                               December 31, 1996*

                         1 Year    5 Year    10 Year
                         24.46%    13.16%    14.22%

[THE FOLLOWING INFORMATION WAS REPRESENTED BY A LINE CHART IN THE
 PRINTED MATERIAL]

Aetna Variable Fund  10000   10538   12081   15593   16109   20361   21726   23190   22956   30359   37785
S&P 500 Index        10000   10525   12273   16163   15660   20432   21988   24205   24524   33741   41484

* 'Total Return' is calculated including reinvestment of income and capital gain distributions. Past performance is no guarantee of future results. Performance does not include any separate account charges imposed by ALIAC.

Aetna Variable Fund provided a return of 24.46%, net of fund expenses, for the year ended December 31, 1996. In favorable comparison, the past year was another amazing one for the U.S. stock market during which the S&P 500, an unmanaged index, returned a whopping 22.95%. The Fund's outstanding performance level placed it in the top 6% (21 out of 356) of all variable funds in the Growth and Income universe tracked by Morningstar for 1996. Among the same universe of funds, the Fund's ranking for 5 years is 92% (157 out of 170) and for 10 years is 19% (17 out of 91). How does a fund like Aetna Variable Fund beat the S&P 500 during such a strong year? Looking first at what was not responsible, then examining the ultimate strength, will help in understanding and celebrating the Fund's success.

The Fund's outperformance was not achieved by taking more risk than the S&P 500. Using any of a number of risk models, the portfolio "beta," or relative volatility (how much the fund's return can change in the short term), of the Fund compared to the S&P 500 Index would have measured between 0.85 and 0.95 during 1996, with the index measuring a slightly higher 1.0. Modest use of cash equivalents, broad diversification into a number of sub-categories of equity asset classes (also known as diversifying asset classes), and value-oriented stock selection all contributed to keeping the Fund's risk profile below that of the S&P 500.

Asset allocation also did not spur strong returns in 1996. Although our broad diversification into stocks of mid-sized and small companies, international stocks, and real estate stocks (equity REITs) helped to reduce the absolute volatility in the portfolio, most asset class returns, as demonstrated by their benchmark index return, lagged behind the S&P 500:

    ============================================================================
    Asset Class            Benchmark Index                    Benchmark Return
    ============================================================================
    Large Cap Stocks       S&P 500                                 22.95%
    Mid Cap Stocks         S&P Mid Cap 400 Index                   19.20%
    Small Cap Stocks       Russell 2000                            16.49%
    International Stocks   MSCI Europe, Australia & Far East        6.36%
    Real Estate Stocks     NAREIT                                  35.26%

Obviously, our diversification into equity REITs contributed to our excellent returns during 1996, but even though we had great enthusiasm for this asset class, the Fund could not invest more than about 4% in these securities because of their limited (though growing) size and liquidity. Our tactical asset allocation disciplines guided us to reduce or increase weightings in most asset classes at appropriate points during the year, but frankly we would have been better off just investing in S&P 500 stocks compared to our average asset mix during the year.

Finally, the Fund did not beat the S&P 500 by making large style, sector, or industry bets. We do not place extremely heavy influence on any specific style such as a growth style or a value style. We do not make subjective forecasts of interest rates, the economy, or even future company earnings. We keep our portfolios relatively close to their benchmarks with regard to macroeconomic factors, such as sensitivity to changes in interest rates or economic activity, and with regard to sector and industry weightings. These risk-control disciplines keep our relative performance focused upon stock selection, where we believe that we can add the most value for our investors.

It was the outstanding performance of our stock selection disciplines which led to our excellent performance. We made significant improvements in both our investment research and in our portfolio implementation processes over the past year, which we believe will provide a solid foundation for future investment performance. Several key additions to our professional investment staff have greatly enhanced our quantitative research and management capabilities. We have amassed a notable historical database of company financials, analyst earnings estimates, insider buying and selling, stock returns, and economic variables, and have done cutting-edge research to uncover evidence of past market inefficiencies which we exploit in our portfolios. State-of-the-art hardware, software, and databases enable us to analyze and rebalance our portfolios nearly every trading day using an extremely efficient computer-based process which quickly processes an enormous amount of market, economic, and company information. Carefully constructed portfolio risk-control and optimization techniques enable us to focus the risk in our portfolios upon those characteristics which we believe will be rewarded, and to neutralize all other risks. Characteristics we favor--attractive valuation, positive earnings momentum, and shareholder oriented management--were strongly valued by the market over the past year, and we believe that they are likely to continue to help guide us to stocks which offer the potential for superior returns.

Our asset allocation disciplines, which measure the extra expected return of stocks over bonds, indicated that as of year end, prospective stock returns were unusually low compared to bond yields. Consequently, given the returns of asset classes in 1996, we have recently become more cautious towards domestic equities, and equity REITs in particular. We believe the likelihood of profit disappointment is increasing, as corporate profit growth is expected to continue its slow-down in coming months. Although Federal Reserve monetary policy has been neutral of late, Chairman Greenspan has implied that he is inclined to dampen the market's excitement, and even slight evidence of inflationary pressure may be cause to raise interest rates. The Fund has often been close to fully invested in stocks during the year, but we have begun to increase cash equivalents allocation, with a target allocation of roughly 5%.

Past performance is no assurance of future returns.


Investment Summary:
=================================================
Top Ten Equity Holdings          % of Portfolio
=================================================
Intel Corp.                           2.7%
AT&T Corp.                            1.9%
Bristol-Meyers Squibb Co.             1.9%
Travelers Group, Inc.                 1.7%
Microsoft Corp.                       1.7%
BankAmerica Corp.                     1.6%
Cisco Systems, Inc.                   1.6%
Johnson & Johnson                     1.6%
Mobil Corp.                           1.5%
Walt Disney Co. (The)                 1.4%

Large Cap Portfolio Sector Breakdown:
================================================================================
                               Portfolio        S&P 500
Sector                          Weight           Weight        Over/(Under)
================================================================================
Basic Materials                   2.2%             6.3%          (4.1)%
Producer Goods & Services        10.0%            12.6%          (2.6)%
Technology                       14.5%            11.8%           2.7 %
Consumer Goods                   31.5%            32.7%          (1.2)%
Services                          2.4%             2.3%           0.1 %
Financial Services               14.2%            14.6%          (0.4)%
Utilities                        25.2%            19.7%           5.5 %


Asset Allocation:
=========================================================================================
                        Portfolio of    Notional Value     Notional Value       Economic
                         Investments     of Options *       of Futures *       Exposure *
=========================================================================================
Large Cap Stocks            72.2%               --                3.8%            76.0%
Mid Cap Stocks               9.9%             (6.0)%              --               3.9%
Small Cap Stocks             4.3%              1.4 %              --               5.7%
International Stocks         5.7%               --                0.2%             5.9%
Real Estate Stocks           3.8%               --                --               3.8%
Special Situations **        1.1%               --               0.8%              1.9%
Convertible Securities       1.4%               --                --               1.4%
Cash Equivalents             1.6%               4.6%            (4.8)%             1.4%
                         =========           =======          =======          ==========
       Total Investments   100.0%              0.0%               0.0%            100.0%
                         =========           =======          =======          ==========

* "Notional value" refers to the economic value at risk, or the exposure to the financial instruments underlying the options and futures positions. "Economic exposure" reflects the Fund's exposure to both changes in value of the portfolio of investments as well as the financial instruments underlying the options and futures positions.

** Please note that a new type of equity investment was introduced to the Fund's lineup during the past fiscal year. The "special situations" category was created to take advantage of investment opportunities which are "special" in the sense that they do not fit well into our normal valuation and modeling framework. The largest category within this group is initial public offerings, but other categories include spin-offs, newly created securities, and stocks of companies which derive their value from something other than assets, earnings, and dividends.

Portfolio of Investments
December 31, 1996
================================================================================

                                                       Number
                                                         of            Market
                                                       Shares          Value
                                                       ------          ------
COMMON STOCKS (97.4%)

United States (91.7%)

Aerospace and Defense (1.3%)
General Dynamics Corp. ......................          23,200       $  1,635,600
Gulfstream Aerospace Corp. + ................         125,600          3,045,800
McDonnell Douglas Corp. .....................         971,000         62,143,999
United Technologies Corp. ...................         404,800         26,716,800
                                                                    ------------
                                                                      93,542,199
                                                                    ------------
Agriculture (0.2%)
Pioneer Hi-Bred International, Inc...........         182,500         12,775,000
                                                                    ------------
Apparel (1.4%)
Fruit of the Loom, Inc. + ...................         735,000         27,838,125
Gap, Inc. ...................................          97,200          2,928,150
Jones Apparel Group, Inc. + .................          40,300          1,506,213
Liz Claiborne, Inc. .........................       1,033,700         39,926,662
Nike, Inc. Class B ..........................         391,400         23,386,150
                                                                    ------------
                                                                      95,585,300
                                                                    ------------
Autos and Auto Equipment (1.6%)
Borg Warner Automotive, Inc. ................          61,700          2,375,450
Chrysler Corp. ..............................       2,699,200         89,073,599
Dura Automotive Systems, Inc. + .............          27,900            627,750
Kaydon Corp. ................................          38,000          1,790,750
Smith (A.O.) Corp. ..........................          93,100          2,781,363
Snap-On, Inc. ...............................         378,200         13,473,375
SPX Corp. ...................................          85,300          3,305,375
                                                                    ------------
                                                                     113,427,662
                                                                    ------------
Banks (7.4%)
Bank United Corp. ...........................          46,500          1,243,875
BankAmerica Corp. ...........................       1,147,000        114,413,249
Bankers Corp. ...............................          42,000            845,250
CCB Financial Corp. .........................          14,500            989,625
Charter One Financial, Inc. .................         428,400         17,992,800
City National Corp. .........................         210,800          4,558,550
Comerica, Inc. ..............................          45,000          2,356,875
Commercial Federal Corp. ....................          57,200          2,745,600
Cullen/Frost Bankers, Inc. ..................          76,000          2,527,000
FFY Financial Corp. .........................          21,500            544,219
First American Corp. (Tenn.) ................          84,900          4,892,363
First Chicago Corp. .........................       1,422,072         76,436,369
First Commonwealth Financial Corp. ..........          18,900            352,013
First Empire State Corp. ....................           3,900          1,123,200
First of America Bank Corp. .................          61,700          3,709,713
First Union Corp. ...........................       1,120,100         82,887,399
Golden West Financial Corp. .................         103,500          6,533,438
GreenPoint Financial Corp. ..................         260,300         12,299,175
H. F. Ahmanson & Co. ........................       1,129,400         36,705,500
Investors Financial Services Corp. ..........         105,300          2,922,075
NationsBank Corp. ...........................         926,300         90,545,824
North Fork Bancorp, Inc. ....................          61,600          2,194,500
ONBANCorp, Inc. .............................          11,900            331,713
Queens County Bancorp, Inc. .................          66,666          3,158,302

                                                       Number
                                                         of            Market
                                                       Shares          Value
                                                       ------          ------
Banks (continued)
Reliance Bancorp, Inc. ......................          13,400       $    261,300
Republic New York Corp. .....................         295,600         24,128,350
Security Capital Corp. ......................          33,000          2,433,750
St. Francis Capital Corp. ...................          12,200            317,200
Star Banc Corp. .............................          62,100          5,705,438
Trustmark Corp. .............................          17,900            456,450
UnionBancal Corp. ...........................          78,100          4,139,300
Zion Bancorporation .........................          36,500          3,796,000
                                                                    ------------
                                                                     513,546,415
                                                                    ------------
Building Materials and Construction (0.9%)
American Buildings Co. + ....................          60,500          1,444,438
Armstrong World Industries, Inc. ............         377,800         26,257,100
Arvin Industries, Inc. ......................          43,100          1,066,725
Butler Manufacturing Co. ....................           9,300            376,650
Centex Corp. ................................         143,800          5,410,475
Champion Enterprises, Inc. + ................         403,404          7,866,378
Continental Homes Holding Corp. .............          37,300            792,625
Elcor Corp. .................................          36,800            786,600
Granite Construction, Inc. ..................         128,850          2,448,150
Jacobs Engineering Group, Inc. + ............          32,800            774,900
Lennar Corp. ................................         238,000          6,485,500
Masco Corp. .................................          67,400          2,426,400
NCI Building Systems, Inc. + ................          14,300            493,350
Skyline Corp. ...............................          32,400            801,900
Texas Industries, Inc. ......................          39,900          2,019,938
Tredegar Industries, Inc. ...................          17,300            694,163
Vulcan Materials Co. ........................          35,800          2,179,325
                                                                    ------------
                                                                      62,324,617
                                                                    ------------
Chemicals (1.7%)
Arcadian Corp. ..............................         207,600          5,501,400
ARCO Chemical Co. ...........................          66,200          3,243,800
Chemed Corp. ................................          19,300            704,450
Cytec Industries + ..........................         335,100         13,613,438
Dow Chemical Co. ............................         903,900         70,843,162
Du Pont (E.I.) de Nemours ...................          65,200          6,153,250
Goodrich (B.F.) Co. .........................         128,000          5,184,000
Monsanto Co. ................................         245,600          9,547,700
OM Group, Inc. ..............................          42,300          1,142,100
PPG Industries, Inc. ........................          57,700          3,238,413
                                                                    ------------
                                                                     119,171,713
                                                                    ------------
Commercial Services (0.5%)
AccuStaff, Inc. + ...........................          44,000            929,500
APAC Teleservices, Inc. + ...................          16,600            637,025
Billing Information Concepts + ..............          39,400          1,132,750
Devry, Inc. + ...............................         171,200          4,023,200
Employee Solutions, Inc. + ..................         155,600          3,189,800
FactSet Research Systems, Inc. + ............          43,700            917,700
GATX Corp. ..................................          95,000          4,607,500
Kindercare Learning Centers, Inc. + .........          59,500          1,115,625
May & Speh, Inc. + ..........................          32,200            394,450
Quintiles Transnational Corp. + .............           1,300             86,125


                                        See Notes to Portfolio of Investments. 5

Portfolio of Investments
December 31, 1996 (continued)
================================================================================

                                                       Number
                                                         of            Market
                                                       Shares          Value
                                                       ------          ------
United States (continued)

Commercial Services (continued)
Robert Half International, Inc. + ...........         286,800       $  9,858,750
US Filter Corp. + ...........................         106,100          3,368,675
Wackenhut Corp. Class B .....................          66,900          1,020,225
                                                                    ------------
                                                                      31,281,325
                                                                    ------------
Computer Software (5.2%)
Access Health, Inc. + .......................          54,900          2,456,775
Acxiom Corp. + ..............................          71,800          1,723,200
Analysts International Corp. ................          17,400            491,550
BMC Software, Inc. + ........................         985,600         40,779,199
Boole & Babbage, Inc. + .....................          36,150            903,750
Cadence Design Systems, Inc. + ..............         303,600         12,068,100
CCC Information Services Group + ............           9,200            147,200
Cisco Systems, Inc. + .......................       1,789,320        113,845,484
Computer Associates International, Inc.......         850,175         42,296,205
Computer Sciences Corp. + ...................               1                 82
Compuware Corp. + ...........................         404,300         20,265,538
Document Sciences Corp. + ...................           9,300             91,838
Edify Corp. + ...............................          25,600            409,600
Engineering Animation, Inc. + ...............          37,200            902,100
Hyperion Software Corp. + ...................         100,100          2,127,125
Kronos, Inc. + ..............................          30,350            971,200
Memco Software Ltd. + .......................           9,800            172,725
Microsoft Corp. + ...........................       1,399,200        115,608,899
Peerless Systems Corp. + ....................           1,000             17,000
Project Software &  Development, Inc. +......          27,600          1,169,550
SPSS, Inc. + ................................          16,800            468,300
Sungard Data Systems, Inc. + ................         125,300          4,949,350
                                                                    ------------
                                                                     361,864,770
                                                                    ------------
Computers and Office Equipment (4.8%)
3Com Corp. + ................................         400,000         29,350,000
Ceridian Corp. + ............................         347,200         14,061,600
Comdisco, Inc. ..............................          92,850          2,947,988
Compaq Computer Corp. + .....................         993,100         73,737,674
Comverse Technology, Inc. + .................          94,451          3,571,428
Dell Computer Corp. + .......................       1,677,900         89,138,437
EMC Corp. + .................................         277,800          9,202,125
FORE Systems, Inc. + ........................         168,600          5,542,725
Gateway 2000, Inc. + ........................         171,600          9,191,325
Harris Corp. ................................         107,300          7,363,463
HBO & Co. ...................................          65,700          3,900,938
Herman Miller, Inc. .........................         116,100          6,574,163
Moore Corp. Ltd. ............................         667,400         13,598,275
Standard Register Co. .......................          31,700          1,030,250
Sun Microsystems, Inc. + ....................       2,268,500         58,272,093
Trident Microsystems, Inc. + ................          35,300            595,688
Wallace Computer Services, Inc. .............          58,200          2,007,900
Western Digital Corp. + .....................         107,200          6,097,000
                                                                    ------------
                                                                     336,183,072
                                                                    ------------
Consumer Products (0.2%)
First Brands Corp. ..........................         139,200          3,949,800

                                                       Number
                                                         of            Market
                                                       Shares          Value
                                                       ------          ------
Consumer Products (continued)
Premark International, Inc. .................         297,300       $  6,614,925
                                                                    ------------
                                                                      10,564,725
                                                                    ------------
Diversified (2.7%)
Amway Asia Pacific Ltd. .....................          19,800            839,025
General Electric Co. ........................         778,600         76,984,074
Harsco Corp. ................................          95,700          6,555,450
Oakley, Inc. + ..............................         790,400          8,595,600
Plantronics, Inc. + .........................           9,100            409,500
Raychem Corp. ...............................         117,200          9,390,650
Rohm & Haas Co. .............................          72,700          5,934,138
Textron, Inc. ...............................         611,600         57,643,299
Varlen Corp. ................................          26,400            542,850
VF Corp. ....................................         306,200         20,668,500
                                                                    ------------
                                                                     187,563,086
                                                                    ------------
Electrical and Electronics (3.2%)
ADT Ltd. + ..................................         186,800          4,273,050
Cymer, Inc. + ...............................           5,530            266,131
Dynatech Corp. + ............................         188,400          8,336,700
Esterline Technologies + ....................          68,400          1,786,950
Hadco Corp. + ...............................         112,400          5,507,600
Integrated Packaging Assembly Corp. +........          13,500            109,055
Intel Corp. .................................       1,433,000        187,633,437
Logicon, Inc. ...............................          93,200          3,401,800
MTS Systems Corp. ...........................          22,600            452,000
Novellus Systems, Inc. + ....................         116,100          6,291,169
Symbol Technologies, Inc. + .................          16,800            743,400
Technitrol, Inc. ............................          17,700            679,238
Waters Corp. + ..............................          93,000          2,824,875
                                                                    ------------
                                                                     222,305,405
                                                                    ------------
Electrical Equipment (0.6%)
Belden, Inc. ................................          89,000          3,293,000
Berg Electronics Corp. + ....................         125,900          3,698,313
Burr-Brown Corp. + ..........................          35,150            913,900
C-Cube Microsystems, Inc. + .................          35,000          1,292,813
Charter Power Systems, Inc. .................          14,900            454,450
Dionex Corp. + ..............................          18,000            630,000
Methode Electronics, Inc. Class A ...........          52,500          1,063,125
Pittway Corp. Class A .......................           1,000             53,500
SCI Systems, Inc. + .........................          75,600          3,373,650
Tektronix, Inc. .............................         472,300         24,205,375
                                                                    ------------
                                                                      38,978,126
                                                                    ------------
Financial Services (3.4%)
ALBANK Financial Corp. ......................          15,020            471,253
Alex Brown & Sons, Inc. .....................          74,200          5,379,500
Astoria Financial Corp. .....................          99,400          3,665,375
Bankers Trust New York Corp. ................         155,000         13,368,750
Bear Stearns Co., Inc. ......................         363,825         10,141,622
Beneficial Corp. ............................         107,300          6,800,138
Chase Manhattan Corp. .......................         115,768         10,332,294
ContiFinancial Corp. + ......................          28,000          1,011,500
Deposit Guaranty Corp. ......................          51,600          1,599,600


6  See Notes to Portfolio of Investments.

================================================================================

                                                       Number
                                                         of            Market
                                                       Shares          Value
                                                       ------          ------
United States (continued)

Financial Services (continued)
Great Financial Corp. .......................          41,000       $  1,194,125
Liberty Financial Co. .......................               4                156
Merrill Lynch & Co., Inc. ...................         247,400         20,163,100
Olympic Financial Ltd. + ....................         165,000          2,371,875
PHH Corp. ...................................         128,600          5,529,800
Salomon, Inc. ...............................         723,200         34,080,800
SunAmerica, Inc. ............................          78,400          3,479,000
Travelers Group, Inc. .......................       2,632,540        119,451,502
                                                                    ------------
                                                                     239,040,390
                                                                    ------------
Foods and Beverages (4.1%)
Archer-Daniels-Midland Co. ..................         179,200          3,942,400
Cagle's, Inc. ...............................          21,200            304,750
Campbell Soup Co. ...........................         812,400         65,195,099
Coca-Cola Co. ...............................         839,600         44,183,949
General Mills, Inc. .........................         253,500         16,065,563
Hershey Foods Corp. .........................         565,000         24,718,750
Hudson Foods, Inc. Class A ..................         148,800          2,827,200
Interstate Bakeries Corp. ...................          75,000          3,684,375
Kroger Co. (The) + ..........................       1,292,100         60,082,649
Mondavi (Robert) Corp. Class A + ............          56,500          2,062,250
Nash-Finch Co. ..............................          17,000            361,250
Ralcorp Holdings, Inc. + ....................          46,500            982,313
Ralston-Ralston Purina Group ................          16,600          1,218,025
Sara Lee Corp. ..............................       1,289,300         48,026,424
Supervalu, Inc. .............................         320,000          9,080,000
                                                                    ------------
                                                                     282,734,997
                                                                    ------------
Health Services (1.6%)
Allegiance Corp. ............................          70,020          1,934,303
Beverly Enterprises + .......................       1,051,500         13,406,625
FPA Medical Management, Inc. + ..............         599,600         13,416,050
Genesis Health Ventures, Inc. + .............          72,300          2,250,338
Genetics Institute, Inc. + ..................          26,900          2,279,775
Invacare Corp. ..............................          81,700          2,246,750
Lincare Holdings, Inc. + ....................         379,100         15,543,100
Manor Care, Inc. ............................         240,900          6,504,300
Maxicare Health Plans, Inc. + ...............         141,200          3,141,700
MedPartners, Inc. + .........................          37,200            781,200
Oxford Health Plans, Inc. + .................         558,500         32,707,156
Sunrise Assisted Living, Inc. + .............          14,000            390,250
Tenet Healthcare Corp. + ....................         577,300         12,628,438
Universal Health Services, Inc. + ...........         140,500          4,021,813
Wellpoint Health Networks, Inc. .............          28,881            992,784
                                                                    ------------
                                                                     112,244,582
                                                                    ------------
Home Furnishings and Appliances (0.0%)
Haverty Furniture Co., Inc. .................          32,000            364,000
Kimball International, Inc. Class B .........          11,500            475,813
Sunbeam Corp. ...............................          93,100          2,397,325
                                                                    ------------
                                                                       3,237,138
                                                                    ------------

                                                       Number
                                                         of            Market
                                                       Shares          Value
                                                       ------          ------
Hotels and Restaurants (0.9%)
HFS, Inc. + .................................          46,300       $  2,766,425
Interstate Hotels Co. + .....................           9,300            262,725
Marcus Corp. ................................          13,200            280,500
Marriott International, Inc. ................         879,900         48,614,474
Prime Hospitality Corp. + ...................         110,000          1,773,750
Promus Hotel Corp. + ........................         101,800          3,015,825
RFS Hotel Investors, Inc. ...................         180,000          3,555,000
                                                                    ------------
                                                                      60,268,699
                                                                    ------------
Insurance (2.2%)
Allied Group, Inc. ..........................          27,600            900,450
Allstate Corp. ..............................         223,101         12,911,970
AMBAC, Inc. .................................         109,500          7,268,063
American Bankers Insurance Group ............          77,900          3,982,638
Bankers Life Holding Corp. ..................          27,200            680,000
Capital American Financial Corp. ............          14,700            534,713
Cigna Corp. .................................         358,700         49,007,387
CMAC Investment Corp. .......................         201,000          7,386,750
Conseco, Inc. ...............................         308,600         19,673,250
Fremont General Corp. .......................         111,470          3,455,570
Highlands Insurance Co. + ...................          74,610          1,510,853
IPC Holdings Ltd. ...........................         159,300          3,564,338
ITT Hartford Group, Inc. ....................         265,700         17,934,750
Lawyers Title Corp. .........................          18,200            357,175
MAIC Holdings, Inc. + .......................          11,236            380,620
Markel Corp. + ..............................           5,000            450,000
Mutual Risk Management Ltd. .................         105,466          3,902,242
Old Republic International Corp. ............         275,728          7,375,724
Orion Capital Corp. .........................          36,000          2,200,500
Pxre Corp. ..................................          15,900            393,525
Security-Connecticut Corp. ..................          19,100            670,888
Selective Insurance Group, Inc. .............          32,000          1,216,000
Transatlantic Holdings, Inc. ................          92,800          7,470,400
Vesta Insurance Group, Inc. .................          93,000          2,917,875
                                                                    ------------
                                                                     156,145,681
                                                                    ------------
Machinery and Equipment (2.0%)
Barnes Group, Inc. ..........................          23,600          1,416,000
Blount, Inc. Class A ........................          45,700          1,753,738
Brunswick Corp. .............................          72,900          1,749,600
Case Corp. ..................................         415,300         22,633,850
Caterpillar, Inc. ...........................         508,000         38,226,999
Cooper Cameron Corp. + ......................         279,500         21,381,750
Global Industrial Technologies, Inc +........         107,800          2,385,075
Harnischfeger Industries, Inc. ..............         724,800         34,881,000
JLG Industries, Inc. ........................         120,000          1,920,000
Parker-Hannifin Corp. .......................         231,400          8,966,750
Stanley Works ...............................         147,700          3,987,900
                                                                    ------------
                                                                     139,302,662
                                                                    ------------
Media and Entertainment (2.1%)
Callaway Golf Co. ...........................         230,900          6,638,375
Carnival Corp. ..............................          39,136          1,291,488

Portfolio of Investments
December 31, 1996 (continued)
================================================================================

                                                       Number
                                                         of            Market
                                                       Shares          Value
                                                       ------          ------
United States (continued)

Media and Entertainment (continued)
Clear Channel Communications, Inc. + ........          54,600       $  1,972,425
Fleetwood Enterprises, Inc. .................         111,000          3,052,500
Harrah's Entertainment, Inc. + ..............          28,800            572,400
Heritage Media Corp. Class A + ..............          46,500            523,125
International Game Technology ...............          93,300          1,702,725
Jones Intercable, Inc. + ....................          11,600            120,350
King World Production, Inc. + ...............         461,700         17,025,188
Regal Cinemas, Inc. + .......................         221,100          6,798,825
Renaissance Communications + ................          50,000          1,787,500
Speedway Motorsports, Inc. + ................          37,600            789,600
Walt Disney Co. (The) .......................       1,452,200        101,109,424
Young Broadcasting Corp. + ..................          32,500            950,625
                                                                    ------------
                                                                     144,334,550
                                                                    ------------
Medical Supplies (1.3%)
Bio-Rad Labs, Inc. Class A + ................          58,400          1,752,000
Biomet, Inc. ................................         342,700          5,183,338
Coherent, Inc. + ............................          79,800          3,371,550
Collagen Corp. ..............................          26,000            474,500
Guidant Corp. ...............................       1,026,419         58,505,882
Hillenbrand Industries, Inc. ................          37,500          1,359,375
Mallinckrodt, Inc. ..........................         272,500         12,024,063
Sola International, Inc. + ..................          54,700          2,078,600
Steris Corp. + ..............................          18,700            813,450
Sybron International Corp. + ................         101,800          3,359,400
                                                                    ------------
                                                                      88,922,158
                                                                    ------------
Metals and Mining (1.0%)
AK Steel Holding Corp. ......................          46,400          1,838,600
Ashland Coal Inc. ...........................          13,300            369,075
Carpenter Technology Corp. ..................          73,200          2,680,950
Cleveland-Cliffs, Inc. ......................          58,000          2,631,750
Commonwealth Aluminum Corp. .................          70,000          1,076,250
MAF Bancorp, Inc. ...........................          12,900            448,275
Mueller Industries, Inc. + ..................         122,700          4,723,950
Newmont Mining Corp. ........................         158,100          7,074,975
RMI Titanium Co. + ..........................         249,600          7,020,000
Timken Co. ..................................         835,500         38,328,562
Titanium Metals Corp. + .....................          76,000          2,498,500
Trinity Industries, Inc. ....................          95,200          3,570,000
                                                                    ------------
                                                                      72,260,887
                                                                    ------------
Oil and Gas (9.6%)
Amoco Corp. .................................       1,200,709         96,657,074
Atlantic Richfield Co. ......................         632,300         83,779,749
Belco Oil & Gas Corp. + .....................          43,200          1,182,600
Camco International, Inc. ...................         112,900          5,207,513
Columbia Gas System, Inc. ...................         673,000         42,819,624
Exxon Corp. .................................         440,700         43,188,599
Halliburton Co. .............................         240,400         14,484,100
Kerr-Mcgee Corp. ............................         906,700         65,282,399
Laclede Gas Co. .............................          41,200            993,950
Mobil Corp. .................................         861,500        105,318,374

                                                       Number
                                                         of            Market
                                                       Shares          Value
                                                       ------          ------
Oil and gas (continued)
National Fuel Gas Co. .......................          22,200       $    915,750
Occidental Petroleum Corp. ..................         248,500          5,808,688
Oneok, Inc. .................................          70,000          2,100,000
Phillips Petroleum Co. ......................       1,613,100         71,379,674
Tesoro Petroleum Corp. + ....................          79,100          1,107,400
Texaco, Inc. ................................         874,500         85,810,312
The Williams Cos., Inc. .....................          78,450          2,941,875
Tidewater, Inc. .............................         129,000          5,837,250
Tosco Corp. .................................         131,900         10,436,588
Unocal Corp. ................................          55,400          2,250,625
USX-Marathon Group ..........................         960,900         22,941,488
                                                                    ------------
                                                                     670,443,632
                                                                    ------------
Paper and Containers (0.1%)
Mead Corp. ..................................          88,500          5,144,063
                                                                    ------------
Pharmaceuticals (7.2%)
Allergan, Inc. ..............................         303,600         10,815,750
American Home Products Corp. ................         677,500         39,718,437
Amgen, Inc. + ...............................          87,200          4,741,500
Becton, Dickinson & Co. .....................         988,600         42,880,524
Biogen, Inc. + ..............................         248,800          9,641,000
Bristol-Myers Squibb Co. ....................       1,201,900        130,706,624
Dura Pharmaceuticals, Inc. + ................         129,300          6,174,075
Eli Lilly & Co. .............................          46,500          3,394,500
Immulogic Pharmaceutical Corp. + ............          42,100            268,388
Johnson & Johnson ...........................       2,237,408        111,311,047
Jones Medical Industries, Inc. ..............          72,475          2,654,397
Merck & Co., Inc. ...........................         686,900         54,436,824
Rhone-Poulenc Rorer, Inc. ...................          15,100          1,179,688
Schering Plough .............................       1,238,900         80,218,774
                                                                    ------------
                                                                     498,141,528
                                                                    ------------
Printing and Publishing (2.2%)
Banta Corp. .................................         233,400          5,339,025
Central Newspapers, Inc. Class A ............          50,700          2,230,800
Devon Group, Inc. + .........................          17,700            486,750
Gannett Co., Inc. ...........................         748,600         56,051,424
Lexmark International Group, Inc. ...........          46,900          1,295,613
Meredith Corp. ..............................          48,400          2,553,100
New York Times Co. ..........................         525,600         19,972,800
Pulitzer Publishing Co. .....................          54,666          2,535,136
Scholastic Corp. + ..........................          66,000          4,438,500
Times Mirror Co. ............................         441,000         21,939,750
Tribune Co. .................................         474,100         37,394,638
                                                                    ------------
                                                                     154,237,536
                                                                    ------------
Real Estate Investment Trusts (3.8%)
Ambassador Apartments, Inc. .................          59,100          1,396,238
American General Hospitality Corp. ..........          55,800          1,325,250
American Health Properties, Inc. ............          59,000          1,408,625
AMLI Residential Properities Trust ..........          55,900          1,306,663
Apartment Investment & Management Co.........         165,500          4,675,375
Arden Realty Group, Inc. ....................          93,800          2,602,950
Associated Estates Realty Corp. .............         133,100          3,161,125


8 See Notes to Portfolio of Investments.

================================================================================


                                                       Number
                                                         of            Market
                                                       Shares          Value
                                                       ------          ------
United States (continued)

Real Estate Investment Trusts (continued)
Beacon Properties Corp. .....................         288,700       $ 10,573,638
Brandywine Realty Trust .....................          25,900            505,050
Bre Properties, Inc. Class A ................          29,100            720,225
CALI Realty Corp. ...........................         175,000          5,403,125
Camden Property Trust .......................          25,500            729,938
Capstone Capital Trust, Inc. ................          51,500          1,152,313
Carr Realty Corp. ...........................         102,000          2,983,500
CBL & Associates Properties, Inc. ...........         124,800          3,229,200
Chelsea GCA Realty, Inc. ....................         131,500          4,553,188
Colonial Properties Trust ...................         159,800          4,853,925
Cousins Properties, Inc. ....................          43,200          1,215,000
Crescent Real Estate Equities, Inc. .........         231,700         12,222,175
Crown America Realty Trust ..................         228,300          1,712,250
Developers Diversified Realty Corp. .........         309,100         11,475,338
Duke Realty Investments, Inc. ...............         293,900         11,315,150
Equity Residential Properties Trust .........         159,600          6,583,500
Essex Property Trust, Inc. ..................         108,100          3,175,438
Evans Withycombe Residential, Inc. ..........          90,500          1,900,500
Excel Realty Trust, Inc. ....................         139,300          3,534,738
First Industrial Realty Trust, Inc. .........         173,400          5,267,025
General Growth Properties ...................         230,100          7,420,725
Healthcare Realty Trust, Inc. ...............         121,200          3,211,800
Highwood Properties, Inc. ...................         138,600          4,677,750
Home Properties of New York, Inc. ...........           6,300            141,750
Innkeepers USA Trust ........................         135,900          1,885,613
JDN Realty Corp. ............................          39,200          1,082,900
Kimco Realty Corp. ..........................         301,900         10,528,763
LTC Properties, Inc. ........................          56,900          1,052,650
Macerich Co. (The) ..........................          83,100          2,170,988
Manufactured Home Communities, Inc. .........         126,000          2,929,500
Merry Land & Investment Co., Inc. ...........          51,700          1,111,550
MGI Properties, Inc. ........................          75,500          1,661,000
Mid-America Apartment Communities, Inc.......         100,500          2,901,938
National Golf Properties, Inc. ..............         141,100          4,462,288
National Health Investors, Inc. .............         125,000          4,734,375
Oasis Residential, Inc. .....................         277,700          6,317,675
OMEGA Healthcare Investors, Inc. ............          48,000          1,596,000
Patriot American Hospitality, Inc. ..........          41,500          1,789,688
Post Properties, Inc. .......................         157,400          6,335,350
Prime Retail, Inc. ..........................          46,900            586,250
Public Storage, Inc. ........................         471,300         14,610,300
Ramco-Gerhenson Properties ..................          22,675            382,641
Reckson Associates Realty Corp. .............         138,900          5,868,525
Rouse Co. ...................................          51,000          1,619,250
Security Capital Industrial Trust ...........         200,525          4,286,222
Simon Debartolo Group, Inc. .................         306,244          9,493,564
Smith (Charles E.) Residential Realty Co.....          40,100          1,172,925
South West Property Trust ...................         459,500          7,754,063
Spieker Properties, Inc. ....................         214,700          7,729,200
Storage USA, Inc. ...........................          28,400          1,068,550
Starwood Lodging Trust ......................         173,700          9,575,213

                                                       Number
                                                         of            Market
                                                       Shares          Value
                                                       ------          ------
Real Estate Investment Trusts (continued)
Summit Properties, Inc. .....................          81,800       $  1,809,825
Tanger Factory Outlet Centers, Inc. .........          94,100          2,552,463
Universal Health Realty Income Trust.........          32,800            672,400
Vornado Realty Trust ........................         168,400          8,841,000
Walden Residential Properties, Inc. .........         206,000          5,124,250
Weeks Corp. .................................           3,000             99,750
Weingarten Realty Investors .................         101,000          4,103,125
                                                                     -----------
                                                                     262,343,261
                                                                     -----------
Retail (5.9%)
American Stores Co. .........................       1,610,800         65,841,449
Borders Group, Inc. + .......................          75,800          2,719,325
Carson Pirie Scott & Co. + ..................          22,800            575,700
CVS Corp. ...................................          46,600          1,928,075
Dayton Hudson Corp. .........................       2,021,100         79,328,174
Fabri-Centers of America Class A + ..........          27,300            440,213
Fabri-Centers of America Class B + ..........           8,300            127,613
Footstar, Inc. + ............................          13,416            333,723
Hasbro, Inc. ................................          18,600            723,075
Hibbett Sporting Goods, Inc. + ..............           7,600            110,200
May Department Stores Co. ...................          41,900          1,958,825
Mercantile Stores Co., Inc. .................         324,700         16,032,063
Payless ShoeSource, Inc. + ..................          23,492            880,950
Price/Costco, Inc. + ........................         750,500         18,856,313
Proffitt's, Inc. + ..........................          23,000            848,125
Revco D.S., Inc. + ..........................         427,000         15,799,000
Ross Stores, Inc. ...........................         504,500         25,225,000
Russ Berrie & Co., Inc. .....................          33,000            594,000
Safeway, Inc. + .............................         307,100         13,128,525
Saks Holdings, Inc. + .......................          23,300            629,100
Santa Isabel S.A ............................          67,500          1,527,188
Sears, Roebuck & Co. ........................       1,612,200         74,362,724
Shopko Stores, Inc. .........................         383,700          5,755,500
Talbots, Inc. ...............................          46,500          1,331,063
The Finish Line, Inc. + .....................          23,300            492,213
TJX Companies, Inc. .........................         796,800         37,748,400
United Auto Group, Inc. + ...................           9,300            239,475
Urban Shopping Centers, Inc. ................         137,200          3,978,800
Vons Companies, Inc. + ......................         133,000          7,963,375
Wet Seal, Inc. + ............................          89,100          1,904,513
Williams-Sonoma, Inc. + .....................          37,200          1,353,150
Woolworth Corp. + ...........................         488,700         10,690,313
Zale Corp. + ................................         955,300         18,270,113
                                                                    ------------
                                                                     411,696,275
                                                                    ------------
Specialty Consumer Durables (0.1%)
Harley-Davidson, Inc. .......................         134,900          6,340,300
                                                                    ------------
Telecommunications (1.3%)
360 Communications Co. + ....................         187,700          4,340,563
Ameritech Corp. .............................       1,172,600         71,088,874
Aspect Telecommunications Corp. + ...........          47,845          3,038,158
Cascade Communications Corp. + ..............         158,400          8,731,800
DSP Communications, Inc. + ..................          14,400            279,000
LCC International, Inc. Class A + ...........          33,400            617,900

Portfolio of Investments
December 31, 1996 (continued)
================================================================================

                                                       Number
                                                         of            Market
                                                       Shares          Value
                                                       ------          ------

United States (continued)

Telecommunications (continued)
Lightbridge, Inc. + .........................           3,670       $     31,424
Lucent Technologies, Inc. ...................          51,100          2,363,375
Teleport Communications Group, Inc. +........          27,900            850,950
U.S. Long Distance Corp. + ..................          39,300            314,400
                                                                    ------------
                                                                      91,656,444
                                                                    ------------
Transportation (1.9%)
AMR Corp. + .................................         956,300         84,273,937
Comair Holdings, Inc. .......................         272,850          6,548,400
CSX Corp. ...................................         525,400         22,198,150
Eagle USA Airfreight, Inc. + ................          18,200            477,750
Expeditors International of Washington, Inc..          54,200          1,246,600
Harper Group, Inc. ..........................          45,000          1,068,750
UAL Corp. + .................................         207,800         12,987,500
USAir Group, Inc. + .........................          27,900            652,163
Werner Enterprises, Inc. ....................          42,000            761,250
                                                                    ------------
                                                                     130,214,500
                                                                    ------------
Utilities - Electric (4.0%)
Boston Edison Co. ...........................         367,200          9,868,500
Calenergy, Inc. + ...........................          93,911          3,157,757
Central Hudson Gas & Electric Co. ...........          43,100          1,352,263
Commonwealth Energy System Co. ..............          48,700          1,144,450
Consolidated Edison Co. of New York, Inc. ...         715,400         20,925,450
DQE, Inc. ...................................          78,050          2,263,450
Edison International ........................         309,800          6,157,275
Enova Corp. .................................         100,000          2,275,000
Entergy Corp. ...............................       2,343,700         65,037,674
Long Island Lighting Corp. ..................         118,800          2,628,450
MDU Resources Group, Inc. ...................          17,200            395,600
Ohio Edison Co. .............................         421,000          9,577,750
Orange & Rockland Utilities, Inc. ...........          40,000          1,435,000
Pinnacle West Capital Corp. .................         329,300         10,455,275
Public Service Co. of New Mexico ............         180,000          3,532,500
Public Service Enterprise Group, Inc. .......         210,600          5,738,850
Sierra Pacific Resources ....................         124,400          3,576,500
SIGCORP, Inc. ...............................          15,000            519,375
Texas Utilities Co. .........................       1,703,800         69,429,849
Unicom Corp. ................................       2,179,400         59,116,224
United Illuminating Co. .....................          36,000          1,129,500
                                                                    ------------
                                                                     279,716,692
                                                                    ------------
Utilities - Oil and Gas (0.7%)
AGL Resources, Inc. .........................         107,200          2,264,600
Brooklyn Union Gas Co. (The) ................          82,700          2,491,338
Coastal Corp. (The) .........................         617,400         30,175,425
Connecticut Energy Corp. ....................          14,700            312,375
New Jersey Resources Corp. ..................          43,000          1,257,750
Northwest Natural Gas Co. ...................          18,150            435,600
Pacific Enterprises .........................         225,100          6,837,413
Valero Energy Corp. .........................          88,000          2,519,000
                                                                    ------------
                                                                      46,293,501
                                                                    ------------

                                                       Number
                                                         of            Market
                                                       Shares          Value
                                                       ------          ------
Utilities - Telephone (4.6%)
Aerial Communications, Inc. + ...............         213,900       $  1,737,938
AT&T Corp. ..................................       3,044,600        132,440,099
BellSouth Corp. .............................       1,735,900         70,086,962
Century Telephone Enterprises ...............         156,000          4,816,500
Cincinnati Bell, Inc. .......................         347,600         21,420,850
LCI International, Inc. + ...................          65,900          1,416,850
NYNEX Corp. .................................       1,658,600         79,820,124
Southern New England
  Telecommunications Corp....................         211,600          8,225,950
                                                                    ------------
                                                                     319,965,273
                                                                    ------------
Total United States                                                6,373,798,164
                                                                    ------------
Foreign Common Stocks (5.7%)
Argentina (0.1%)
Banco Frances del Rio de la Plata SA
  (Banks).. .................................         141,450          3,889,875
Quilmes Industrial SA (Foods and
  Beverages) ................................         114,600          1,045,725
                                                                    ------------
Total Argentina                                                        4,935,600
                                                                    ------------
Australia (0.1%)
Australian Gas Light Co. Ltd. (Oil and Gas)...        325,000          1,848,229
Goodman Fielder Ltd. (Foods and
  Beverages) ................................       2,580,000          3,196,714
Ita Group +  (Foods and Beverages) ..........       1,250,000          1,360,160
Reinsurance Australia Corp. Ltd.
  (Insurance) ...............................         985,000          3,833,467
                                                                    ------------
Total Australia                                                       10,238,570
                                                                    ------------
Austria (0.1%)
Austria Mikro Systeme International AG
  (Electrical and Electronics) ..............          5,865            452,339
Oesterreichische Elektrizitaetswirtschafts-
  AG (Utilities - Electric)..................         25,000          1,869,314
Strabag Oesterreich AG (Building Materials
  and Construction) .........................          4,760            266,115
VA Technologie AG (Commercial  Services).....         25,300          3,966,715
                                                                    ------------
Total Austria                                                         6,554,483
                                                                    ------------
Belgium (0.1%)
Cimenteries CBR Cementbedrijven (Building
  Materials and Construction)................          46,000          4,177,934
G.I.B. Holdings Ltd. (Retail) ...............          85,300          3,818,621
                                                                    ------------
Total Belgium                                                          7,996,555
                                                                    ------------
Brazil (0.0%)
Companhia Energetica de Minas
  Gerais (Utilities - Electric) .............          12,000            408,817
Telecomunicacoes Brasileiras SA
  (Utilities - Telephone) ...................          25,950          1,985,175
                                                                    ------------
Total Brazil ................................                          2,393,992
                                                                    ------------
Canada (0.2%)
Anderson Exploration Ltd. (Oil and Gas)......         158,500          2,046,798
BCE, Inc. (Utilities - Telephone) ...........          48,432          2,307,386


10  See Notes to Portfolio of Investments.

================================================================================

                                                       Number
                                                         of            Market
                                                       Shares          Value
                                                       ------          ------
Canada (continued)
Canadian National Railway (Transportation) ..         120,000       $  4,560,000
Dofasco, Inc. (Metals and Mining) ...........          13,411            253,416
Intertape Polymer Group, Inc. ...............
  (Paper and Containers) ....................          96,600          2,216,513
Petro-Canada (Oil and Gas) ..................         183,100          2,584,889
Royal Bank of Canada (Banks) ................          92,800          3,256,609
                                                                    ------------
Total Canada ................................                         17,225,611
                                                                    ------------
Chile (0.0%)
Empresa Nacional Electricidad SA
(Utilities - Electric) ......................          40,000            620,000
                                                                    ------------
Denmark (0.2%)
Carli Gry International A/S + ...............          74,900          3,580,629
  (Apparel)
Falck A/S (Commercial Services) .............          12,630          3,768,291
ISS International Service System
  A/S (Diversified) .........................         128,100          3,365,963
Tele Danmark A/S (Utilities - Telephone).....          69,800          3,845,628
                                                                    ------------
Total Denmark                                                         14,560,511
                                                                    ------------
Finland (0.1%)
Huhtamaki Group (Diversified) ...............          78,700          3,654,104
Neste (Oil and Gas) .........................          36,600            889,388
Oy Nokia Ab (Telecommunications) ............          76,000          4,399,383
UPM-Kymmene Corp. +  (Paper and
  Containers) ...............................          55,500          1,162,017
                                                                    ------------
Total Finland                                                         10,104,892
                                                                    ------------
France (0.3%)
Credit Local de France (Financial Services)..          28,800          2,503,993
Elf Aquitaine SA (Oil and Gas) ..............          33,600          3,052,526
Eridania Beghin-Say SA (Foods and
  Beverages) ................................          12,500          2,007,699
Lafarge SA (Building Materials and
  Construction) .............................          33,600          2,011,966
Pathe SA +  (Media and Entertainment)........          13,030          3,132,972
Pernod Ricard (Foods and Beverages)..........          19,500          1,076,511
Scor SA (Insurance) .........................          50,600          1,776,297
Union des Assurances Federales
  (Insurance) ...............................          29,400          3,619,341
Usinor Sacilor (Metals and Mining) ..........           6,900            100,207
                                                                    ------------
Total France                                                          19,281,512
                                                                    ------------
Germany (0.4%)
BASF AG (Chemicals) .........................          91,100          3,487,683
Commerzbank AG (Banks) ......................         135,000          3,425,131
Deutsche Pfandbrief &
  Hypothekenbank AG (Banks) .................          69,200          3,116,249
GEA AG (Machinery and Equipment) ............           6,700          2,069,419
Leifheit AG (Home Furnishings and
  Appliances) ...............................          46,800          1,806,881
Moebel Walther AG (Home
  Furnishings and Appliances) ...............          17,000          1,114,133
Schering AG (Pharmaceuticals) ...............          38,100          3,211,447



                                                       Number
                                                         of            Market
                                                       Shares          Value
                                                       ------          ------
Germany (continued)
Schmalbach Lubeca AG (Paper and
  Containers) ...............................          14,300       $  3,507,474
VEBA AG (Utilities - Electric) ..............          62,050          3,563,294
Viag AG (Diversified) .......................           2,800          1,094,666
Volkswagen AG (Autos and Auto
  Equipment) ................................           8,830          3,652,646
                                                                    ------------
Total Germany ...............................                         30,049,023
                                                                    ------------
Hong Kong (0.3%)
China Light & Power Co. Ltd. ................
  (Utilities - Electric) ....................         309,000          1,374,222
Goldlion Holdings Ltd. (Retail) .............       2,330,000          1,912,800
Great Eagle Holdings Ltd. (Real
  Estate Investment Trusts) .................         474,000          1,954,830
Guangnan Holdings (Commercial ...............       3,788,000          3,256,653
  Services)
Hong Kong Land Holdings Ltd. (Real
  Estate Investment Trusts) .................         853,291          2,372,149
HSBC Holdings Plc (Banks) ...................         128,482          2,749,035
Hysan Development Co. Ltd. (Real
  Estate Investment Trusts) .................         518,000          2,062,626
Ng Fung Hong Ltd. (Foods and   Beverages)....         770,000            691,856
Regal Hotels International (Hotels
  and Restaurants) ..........................       7,900,000          2,757,597
Tai Cheung Holdings Ltd. (Real
  Estate Investment Trusts) .................         105,000             99,095
Wheelock & Co. Ltd. (Real Estate
  Investment Trusts) ........................         468,000          1,334,118
                                                                    ------------
Total Hong Kong                                                       20,564,981
                                                                    ------------
Indonesia (0.1%)
Asia Pulp & Paper Co. Ltd. +
  (Paper and Containers) ....................          58,900            669,988
Bank Negara Indonesia +  (Banks) ............         239,000            126,455
P.T. Pasifik Satelit Nusantara ADR
  +  (Telecommunications) ...................          31,300            375,600
PT Alumindo Perkasa (Metals and Mining)......       1,910,000          1,051,005
PT Bank Danamon Indonesia (Banks) ...........       1,038,000            977,587
PT Citra Marga Nusaphala Persada
  (Commercial Services) .....................       1,651,000          1,292,846
PT Semen Gresik (Building
  Materials and Construction) ...............         568,000          1,827,217
Steady Safe (Foreign-Registered
  shares) (Transportation) ..................         680,000            870,688
                                                                    ------------
Total Indonesia                                                        7,191,386
                                                                    ------------
Ireland (0.1%)
Adare Printing Group Plc (Printing
  and Publishing) ...........................         197,935          1,909,543
Golden Vale Plc (Foods and Beverages)........       1,331,000          1,441,750
Irish Life Plc (Insurance) ..................         354,416          1,628,603
Waterford Wedgewood Plc (Home
  Furnishings and Appliances) ...............       1,768,938          2,245,463
                                                                    ------------
Total Ireland                                                          7,225,359
                                                                    ------------

Portfolio of Investments
December 31, 1996 (continued)
================================================================================

                                                       Number
                                                         of            Market
                                                       Shares          Value
                                                       ------          ------
Italy (0.2%)
Credito Italiano (Banks) ....................       2,736,000       $  2,997,814
Istituto Mobiliare Italiano S.p.A ...........
  (Financial Services) ......................          31,600            270,174
Pirelli S.p.A. (Autos and Auto Equipment)....       1,836,500          3,400,031
Stet Societa' Finanziaria
  Telefonica S.p.A (Telecommunications)......       1,110,000          3,741,368
                                                                    ------------
Total Italy
                                                                      10,409,387
                                                                    ------------
Japan (0.9%)
AJL PEPS Trust (Consumer Products) ..........          76,800          1,257,600
Bank of Tokyo-Mitsubishi (Banks) ............         214,000          3,963,987
Daibiru Corp. (Real Estate
  Investment Trusts) ........................         110,000          1,014,043
Daiichi Pharmaceutical (Pharmaceuticals).....         227,000          3,637,632
DDI Corp. (Utilities - Telephone) ...........             504          3,326,131
Exedy Corp. (Autos and Auto .................         159,400          1,977,565
  Equipment)
Familymart (Retail) .........................              30              1,197
Fuji Photo Film (Chemicals) .................         106,000          3,488,584
Fujitsu Denso (Diversified) .................          22,100            773,033
Furukawa Electric Co. (Electrical
  Equipment) ................................         475,000          2,246,704
Hitachi Koki (Electrical Equipment)..........         317,000          2,264,091
Hitachi Ltd. (Electrical and Electronics)....         138,200          1,285,914
Ito-Yokado Co. Ltd. (Retail) ................          70,000          3,039,545
Komatsu Ltd. (Machinery and Equipment).......         323,000          2,643,663
Konica Corp. (Chemicals) ....................         361,000          2,388,627
Matsushita Electric Industrial Co. ..........
  Ltd. (Electrical and Electronics)..........         191,000          3,110,106
Mitsubishi Heavy Industries Ltd. ............
  (Aerospace and Defense) ...................         396,000          3,138,795
Mizuno Corp. (Consumer Products) ............         207,000          1,565,831
NAMCO (Media and Entertainment) .............         109,500          3,349,056
Nintendo Co. Ltd. (Electrical and
  Electronics) ..............................           8,000            571,379
Nippon Densetsu Kogyo (Building
  Materials and Construction) ...............          13,000            120,961
Nishimatsu Construction +
  (Building Materials and Construction) .....          45,000            391,574
NTT Data Communications Systems
  Co. (Computer Software) ...................             100          2,920,651
Rohm Co. (Electrical and Electronics)........          23,000          1,505,988
Shin-Etsu Chemical Co. (Chemicals) ..........           1,200             21,814
Shinmaywa Industries Ltd. (Autos
  and Auto Equipment) .......................         181,000          1,330,171
Takara Standard (Building
  Materials and Construction) ...............         307,000          2,552,382
TDK Corp. (Electrical and Electronics).......          25,000          1,626,174
Tsukishima Kikai (Machinery and
  Equipment) ................................          72,700          1,196,321
West Japan Railway (Transportation)..........             928          2,998,191
                                                                    ------------
Total Japan                                                           59,707,710
                                                                    ------------

                                                       Number
                                                         of            Market
                                                       Shares          Value
                                                       ------          ------
Malaysia (0.2%)
AMMB Holdings Bhd (Financial Services).......         397,000       $  3,332,560
Leader Universal Holdings Bhd
  (Diversified) .............................         481,500          1,010,471
Lion Land Bhd (Financial Services) ..........       1,651,000          1,706,236
MBF Capital Bhd (Financial Services).........       1,835,000          2,979,007
Oriental Holdings Bhd .......................         348,300          2,372,103
  (Diversified)
UMW Holdings Bhd (Diversified) ..............         101,000            471,905
                                                                    ------------
Total Malaysia                                                        11,872,282
                                                                    ------------
Mexico (0.2%)
ALFA, SA de C.V. (Diversified) ..............         776,726          3,571,822
Gruma SA (Foods and Beverages) ..............         150,000            910,820
Panamerican Beverages, Inc. (Foods
  and Beverages) ............................          81,000          3,796,875
Transportacion Maritima Mexicana
  SA de CV (Transportation) .................         158,100            830,025
Tubos de Acero de Mexico SA +
  (Metals and Mining) .......................         152,000          2,413,000
                                                                    ------------
Total Mexico                                                          11,522,542
                                                                    ------------
Netherlands (0.2%)
Fortis Amev N.V. (Financial Services)........          73,916          2,585,317
Getronics NV (Computers and Office
  Equipment) ................................         133,000          3,606,155
ING Groep N.V. (Banks) ......................         107,588          3,868,781
Philips Electronics N.V
  (Electrical and Electronics) ..............          88,500          3,581,469
                                                                    ------------
Total Netherlands                                                     13,641,722
                                                                    ------------
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.
    (Telecommunications) ....................         175,000            892,707
                                                                    ------------
Norway (0.3%)
Den norske Bank ASA (Banks) .................         996,850          3,809,193
Kvaerner ASA (Transportation) ...............          71,600          3,481,673
Merkantildata ASA (Computer Software)........         189,000          3,463,068
Saga Petroleum ASA (Oil and Gas) ............         165,000          2,584,028
Schibsted ASA (Printing and Publishing)......         215,500          3,965,505
Tomra Systems ASA (Paper and
  Containers) ...............................         150,000          2,337,371
                                                                    ------------
Total Norway                                                          19,640,838
                                                                    ------------
Philippines (0.1%)
Ayala Land, Inc. (Real Estate
  Investment Trusts) ........................       2,060,000          2,349,809
DMCI Holdings, Inc. + (Building
  Materials and Construction) ...............       1,980,000          1,298,669
                                                                    ------------
Total Philippines                                                      3,648,478
                                                                    ------------
Singapore (0.2%)
City Developements Ltd. (Real
  Estate Investment Trusts) .................         358,000          3,224,720
Clipsal Industries Ltd. .....................
  (Electrical Equipment) ....................         675,000          2,457,000


12 See Notes to Portfolio of Investments

Portfolio of Investments
December 31, 1996 (continued)
================================================================================


                                                       Number
                                                         of            Market
                                                       Shares          Value
                                                       ------          ------
Singapore (continued)
Development Bank of Singapore Ltd.
  (Banks) ...................................         256,000       $  3,458,918
NatSteel Ltd.
  (Metals and Mining) .......................         336,000            763,844
Wing Tai Holdings Ltd. ......................       1,413,000          4,040,551
  (Diversified)
                                                                    ------------
Total Singapore                                                       13,945,033
                                                                    ------------
South Korea (0.0%)
Korea Electric Power Corp. ..................
(Utilities - Electric) ......................         108,300          2,220,150
                                                                    ------------
Spain (0.2%)
Cubiertas y Mzov SA (Building
  Materials and Construction) ...............          43,700          3,359,599
Empresa Nacional de Electricidad
  SA (Utilities - Electric) .................          49,400          3,509,175
Repsol SA (Oil and Gas) .....................         100,300          3,840,045
Telefonica de Espana (Utilities - ...........          90,000          2,086,104
  Telephone)
                                                                    ------------
Total Spain                                                           12,794,923
                                                                    ------------
Sweden (0.3%)
Enator AB +  (Commercial Services) ..........         161,120          4,117,653
Frontec AB +  (Computer Software) ...........         227,000          3,922,950
Mo och Domsjo AB (Paper and .................         121,500          3,416,508
  Containers)
Skandinaviska Enskilda Banken ...............         387,000          3,967,472
  (Banks)
Volvo AB (Autos and Auto ....................         170,200          3,751,465
  Equipment)
                                                                    ------------
Total Sweden                                                          19,176,048
                                                                    ------------
Switzerland (0.0%)
Baloise Holding Ltd. (Insurance) ............             160            320,543
                                                                    ------------
Taiwan (0.0%)
China Steel Corp. ++
  (Metals and Mining).........................        128,000          2,568,000
                                                                    ------------
United Kingdom (0.8%)
Bank of Scotland (Banks) ....................         640,354          3,380,660
British Airways Plc (Transportation).........         291,200          3,017,392
British Telecommunications Plc
  (Utilities - Telephone) ...................         442,700          2,988,702
Burton Group Plc (Retail) ...................       1,513,759          4,060,602
Commercial Union Plc (Insurance) ............         285,600          3,340,588
Cowie Group Plc (Autos and Auto
  Equipment) ................................         483,000          3,335,161
D.F.S. Furniture Co. Plc +  (Home
  Furnishings and Appliances) ...............         256,290          2,646,885
Glaxo Wellcome Plc ..........................         185,600          3,011,012
  (Pharmaceuticals)
Granada Group Plc (Diversified) .............         214,839          3,167,339
Hillsdown Holdings Plc (Foods and
  Beverages) ................................       1,113,704          3,811,763
Inchcape Plc (Retail) .......................         314,316          1,465,747
Ladbroke Group Plc (Media and
  Entertainment) ............................         817,696          3,232,437
National Power Plc (Utilities - Electric)....          72,050          2,440,694
Pearson Plc (Printing and Publishing)........         238,000          3,052,634
Pilkington Plc (Building Materials
  and Construction) .........................         796,800          2,133,977
Railtrack Group Plc (Transportation).........         385,000          2,553,046



                                                       Number
                                                         of            Market
                                                       Shares          Value
                                                       ------          ------
United Kingdom (continued)
Shell Transport & Trading Co. (Oil and Gas)..         210,000       $  3,635,058
Slough Estates Plc (Real Estate
  Investment Trusts) ........................         487,125          2,321,627
T & N Plc (Autos and Auto Equipment).........         460,000          1,365,789
                                                                    ------------
Total United Kingdom                                                  54,961,113
                                                                    ------------
Total Foreign Common Stocks                                          396,263,951
                                                                    ------------
Total Common Stocks (cost $5,172,979,766)                          6,770,062,115
                                                                    ------------

PREFERRED STOCKS (0.3%)

United States (0.3%)
Alexander & Alexander ++
  (Financial Services) ......................          49,000          2,560,250
AMC Entertainment (Media and
  Entertainment) ............................          15,850            427,950
Case Corp. ++  (Machinery and Equipment).....          14,200          1,909,900
Corning Delaware L.P. (Foods and
  Beverages) ................................          13,900            884,388
Cyprus Amax Minerals Co. (Metals
  and Mining) ...............................          42,100          2,294,450
Freeport McMoRan, Inc. (Metals and
  Mining) ...................................          23,000            646,875
International Paper Co. ++  (Paper
  and Containers) ...........................           9,300            430,125
Sea Containers Ltd. (Diversified) ...........          36,000          1,638,000
Security Capital Pacific Trust
  (Real Estate Investment Trusts) ...........          19,400            594,125
Tanger Factory Outlet Centers, Inc.(Retail)..          55,800          1,374,075
Union Planters Co. (Foods and  Beverages)....          18,600            921,863
Valero Energy Corp.(Utilities - Oil and Gas)..         37,200          2,148,300
William Cos., Inc. (Commercial Services)......         27,900          2,476,125
                                                                    ------------
Total United States                                                  18,306,426
                                                                    ------------
Foreign Preferred Stocks (0.0%)
Austria (0.0%)
Creditanstalt-Bankverein (Banks) ............          24,100          1,111,671
                                                                    ------------
Germany (0.0%)
Gerry Weber International AG (Apparel).......          60,059          2,455,191
                                                                    ------------
Total Foreign Preferred Stocks
                                                                       3,566,862
                                                                    ------------
Total Preferred Stocks (cost $19,823,223)....                         21,873,288
                                                                    ------------

                                                     Principal         Market
                                                       Amount          Value
                                                     ---------         ------
LONG-TERM BONDS AND NOTES (1.2%)
Corporate and Convertible Bonds (1.2%)
Agnico-Eagle Mines Ltd., 3.50%, 01/27/04.....      $2,900,000      $  2,679,497
Alza Corp., 0.00%, 07/14/14 .................       1,860,000            760,275
Alza Corp., 5.00%, 05/01/06 .................         930,000            897,450
Apache Corp., 6.00%, 01/15/02 ...............       1,470,000          1,837,500
Automatic Data Processing, Inc.,
  0.00%, 02/20/12 ...........................       3,800,000          2,201,347
Baker Hughes, Inc., 0.00%, 05/05/08 .........       9,975,000          7,573,512

Portfolio of Investments
December 31, 1996 (continued)
================================================================================


                                                     Principal         Market
                                                       Amount          Value
                                                     ---------         ------

Corporate and Convertible Bonds
  (continued)
Battle Mountain Gold Co., 6.00%, 01/04/05...        $ 500,000       $    430,000
Bindley Western, 6.50%, 10/01/02 ...........          930,000          1,009,251
Boston Chicken, Inc., 0.00%, 06/01/15.......        3,730,000          1,142,313
Career Horizons, Inc., 7.00%, 11/01/02.......         930,000          1,826,288
Checkpoint Systems, Inc., 5.25%, 11/01/05....       1,162,000          1,652,945
Cityscape Financial Corp. ++ ,
  6.00%, 05/01/06 ...........................       1,160,000          1,218,000
Comverse Technology Inc. ++ ,
  5.75%, 10/01/06 ...........................       4,600,000          4,784,000
Consolidated Natural Gas Co.,
  7.25%, 12/15/15 ...........................         950,000          1,017,688
Continental Airlines, Inc. ++ ,
  6.75%, 04/15/06 ...........................       1,860,000          2,111,100
Continental Homes Holding Corp.,
  6.875%, 11/01/02 ..........................         700,000            741,125
Costco Wholesale, Inc., 5.75%, 05/15/02......       2,225,000          2,168,082
Cross Timbers Oil Co., 5.25%, 11/01/03.......         465,000            517,894
Fpa Medical Management, 4.50%, 12/15/01......       1,860,000          1,869,300
Fremont General Corp., 0.00%, 10/12/13.......         930,000            556,838
Healthsouth Rehab Corp., 5.00%, 04/01/01.....         465,000            934,650
Home Depot, Inc., 3.25%, 10/01/01 ...........         930,000            911,400
Integrated Health Services, 5.75%, 01/01/01..         930,000            918,375
Marriott International, Inc. ++ ,  0.00%,
  03/25/11 ..................................       2,730,000          1,535,625
NAC Re Corp. ++ , 5.25%, 12/15/02 ...........         930,000            895,125
National Semiconductor Corp. ++ ,
  6.50%, 10/01/02 ...........................       4,650,000          4,557,000
Office Depot, Inc., 0.00%, 12/11/07 .........       1,100,000            668,250
Ogden Corp., 6.00%, 06/01/02 ................         475,000            453,625
Pennzoil Co., 4.75%, 10/01/03 ...............       1,000,000          1,170,000
Pennzoil Co., 6.50%, 01/15/03 ...............         465,000            719,588
Phycor Inc., 4.50%, 02/15/03 ................       1,395,000          1,379,306
Phymatrix Corp., 6.75%, 06/15/03 ............       2,300,000          1,897,500
Pioneer Financial Services, 6.50%,
  04/01/03 ..................................       1,395,000          1,867,556
Pogo Producing, 5.50%, 03/15/04 .............         930,000          2,051,813
Potomac Electric Power, 7.00%, 01/15/18......         750,000            772,500
Prime Hospitality Corp., 7.00%, 04/15/02.....         795,000          1,148,775
Proffitt's, Inc., 4.75%, 11/01/03 ...........       3,665,000          3,674,163
Richey Electronics, Inc. ++ ,
  7.00%, 03/01/06 ...........................       1,859,000          1,861,324
Rotech Medical Corp. ++ , 5.25%, 06/01/03....       3,255,000          3,271,275
Sanmina Corp. ++ , 5.50%, 08/15/02  .........         930,000          1,897,200
SCI Systems, Inc. ++ , 5.00%, 05/01/06.......         695,000            816,625
Sholodge Inc., 7.50%, 05/01/04 ..............       2,562,000          2,292,990
Theratx Inc., 8.00%, 02/01/02 ...............       1,920,000          1,804,800
Thermo Instrument System ++ ,
  4.50%, 10/15/03 ...........................         930,000            953,250
U.S. Filter Corp., 6.00%, 09/15/05  .........       3,165,000          5,570,400
US Cellular Corp., 0.00%, 06/15/15  .........       2,325,000            770,156
US Office Products Co. ++ , 5.50%, 02/01/01..         930,000          1,213,650
Veterinary Centers of America ++ ,
  5.25%, 05/01/06 ...........................         465,000            313,871
                                                                    ------------
Total Long-Term Bonds and Notes
  (cost $76,105,184)                                                  83,315,197
                                                                    ------------
                                                       Number
                                                         of            Market
                                                      Contracts        Value
                                                      ---------        ------
CALL OPTIONS PURCHASED (0.1%)
Russell 2000 Index, Strike $340, March 97....           1,500       $  4,575,000
Russell 2000 Index, Strike $355, March 97....           1,213          2,410,838
                                                                    ------------
Total Call Options Purchased
  (cost $6,170,939) .........................                          6,985,838
                                                                    ------------
PUT OPTIONS PURCHASED (0.1%)
S & P MidCap Index, Strike $240, ............          10,380          4,476,375
  March 97
S & P MidCap Index, Strike $250, ............           6,048          4,158,000
  March 97
                                                                    ------------
Total Put Options Purchased
  (cost $9,655,684) .........................                          8,634,375
                                                                    ------------

SHORT-TERM INVESTMENTS (1.6%)
A.H. Robins Co., Inc. ++ , Comm
  Paper, 6.50%, 01/02/97 ....................       $18,685,000     $ 18,685,000
American Express Credit Corp.,
  Comm. Paper, 5.50%, 01/02/97 ..............       31,391,000        31,391,000
Countrywide Home Loans, Comm
  Paper, 6.75%, 01/02/97 ....................       4,388,000          4,388,000
Dana Credit Corp., Comm. Paper,
  6.95%, 01/03/97 ...........................       18,195,000        18,191,487
Occidental Petroleum, Comm. Paper,
  6.20%, 01/06/97 ...........................       9,200,000          9,193,662
U.S. Treasury Bill +++ , Time
  Deposit, 5.08%, 08/21/97 ..................       26,800,000        25,913,456
U.S. Treasury Bill +++ , Time
  Deposit, 5.115%, 08/21/97 .................       1,000,000            967,179
                                                                    ------------
Total Short-Term Investments
  (cost $108,742,737) .......................                        108,729,784
                                                                    ------------
TOTAL INVESTMENTS
  (cost $5,393,477,533)(a) ..................                      6,999,600,597
Other assets less liabilities
                                                                    (45,370,101)
                                                                    ============
Total Net Assets
                                                                  $6,954,230,496
                                                                    ============
Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amounted to $5,403,059,920. Unrealized gains and losses, based on identified tax cost at December 31, 1996, are as follows:

Unrealized gains ..................              $1,652,529,593
Unrealized losses .................                 (55,988,916)
                                                 ---------------
  Net unrealized gain .............              $1,596,540,677
                                                 ===============

+ Non-income producing security.

++ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

+++ Security pledged to cover initial margin requirements on open futures contracts at December 31, 1996.

Category percentages are based on net assets.

14 See Notes to Financial Statements.

================================================================================

Information concerning open futures contracts at December 31, 1996 is shown below:

                           No.of      Initial
                           Long       Notional     Expiration      Unrealized
                         Contracts     Value          Date         Gain/(Loss)
                         ---------   -----------   ----------      -----------
All Ordinaries Share
  Price Index Future...     27     $  1,251,060   March 97      $    61,436

TSE 35 Index ..........     19        2,137,791   March 97           71,528
  Future
FTSE 100 Index ........     10        1,664,238   March 97           36,686
  Future
Topix Index ...........     70        9,655,323   March 97         (488,843)
  Future
S & P 500 Index
  Future ..............    862      317,607,905   March 97        3,271,594
                                   ------------                   -----------
                                   $332,316,317                 $ 2,952,401
                                   ============                  ===========


Information concerning written option contracts at December 31, 1996 is shown below:

                                  Exercise   Expiration       Market
Call Options          Contracts     Price      Date           Value
------------          ---------     -----      ----           -----
S & P Midcap Index      6,048       $240      March 97    $  (8,202,600)
S & P Midcap Index     10,380        250      March 97      (21,668,250)
Sunbeam Corporation       233         20      Jan 97           (135,431)

Put Options
-----------
Russell 2000 Index      1,500        340      March 97       (1,087,500)
Russell 2000 Index      1,213        355      March 97       (1,379,788)
                                                          --------------
Total Deferred Premiums on Written Options                $ (32,473,569)
                                                          =============

Statements of Assets and Liabilities
December 31, 1996
================================================================================


Assets:
Investments, at market value ..............................      $6,999,600,597
Cash ......................................................             570,345
Cash denominated in foreign currencies ....................          17,452,396
Receivable for:
  Dividends and interest ..................................          15,176,349
  Investments sold ........................................          44,357,935
  Fund shares sold ........................................               4,862
  Recoverable taxes .......................................              30,776
Gross unrealized gain on forward
  foreign currency exchange contracts .....................           3,413,755
                                                                ---------------
         Total assets .....................................       7,080,607,015
                                                                ---------------
Liabilities:
Payable for:
  Dividends to shareholders ...............................             208,220
  Investments purchased ...................................          81,514,754
  Fund shares redeemed ....................................           2,366,252
  Variation margin ........................................           6,314,572
Gross unrealized loss on forward
  foreign currency exchange contracts .....................             221,844
Deferred premiums on written options, at market value .....          32,473,569
Accrued investment advisory fees ..........................           2,926,168
Accrued administrative and service fees ...................             351,140
                                                                ---------------
         Total liabilities ................................         126,376,519
                                                                ---------------
NET ASSETS ................................................      $6,954,230,496
                                                                ===============
Net assets represented by:
Paid-in capital ...........................................      $5,049,843,917
Net unrealized gain on investments ........................       1,611,529,652
Distributions in excess of net investment income ..........            (116,078)
Accumulated net realized gain on investments ..............         292,973,005
                                                                ---------------
NET ASSETS ................................................      $6,954,230,496
                                                                ===============

Shares authorized .........................................           Unlimited
Par value .................................................               $1.00
Shares outstanding ........................................         214,694,270
Net asset value per share (net assets
  divided by shares outstanding) ..........................             $32.391

Cost of investments .......................................      $5,393,477,533
Cost of cash denominated in foreign currencies ............         $17,458,127


See Notes to Financial Statements.

Statement of Operations
Year Ended December 31, 1996
================================================================================


Investment Income:
Interest ....................................................      $139,992,261
Dividend ....................................................        14,155,684
                                                                ---------------
                                                                    154,147,945
Foreign taxes withheld ......................................          (949,544)
                                                                ---------------
         Total investment income ............................       153,198,401
                                                                ---------------
Expenses:
Investment advisory fees ....................................        22,537,554
Administrative services fees ................................         3,258,759
Miscellaneous ...............................................         1,111,267
                                                                ---------------
         Total expenses .....................................        26,907,580
                                                                ---------------
Net investment income .......................................       126,290,821
                                                                ---------------
Net Realized and Unrealized Gain (Loss):
Net realized gain or loss on:
  Sale of investments .......................................       921,185,560
  Written options ...........................................        (5,254,213)
  Futures and forward foreign currency exchange contracts ...        26,321,398
  Foreign currency related transactions .....................          (122,246)
                                                                ---------------
         Net realized gain or loss on investments ...........       942,130,499
                                                                ---------------
Net change in unrealized gain or loss on:
  Investments ...............................................       307,754,298
  Written Options ...........................................          (673,615)
  Futures and forward foreign currency exchange contracts ...         4,275,567
  Foreign currency related transactions .....................           (14,837)
                                                                ---------------
         Net change in unrealized gain or loss on investments       311,341,413
                                                                ---------------
Net realized and change in unrealized gain ..................     1,253,471,912
                                                                ---------------
Net increase in net assets resulting from operations ........    $1,379,762,733
                                                                ===============


See Notes to Financial Statements.                                           17

Statements of Changes in Net Assets
===============================================================================


                                                                        Year Ended        Year Ended
                                                                       December 31,      December 31,
                                                                           1996              1995
                                                                      ---------------   ---------------
Operations:
Net investment income .............................................      $126,290,821       $121,449,354
Net realized gain .................................................       942,130,499        618,484,874
Net change in unrealized gain .....................................       311,341,413        655,688,100
                                                                      ---------------    ---------------
  Net increase in net assets resulting from operations ............     1,379,762,733      1,395,622,328
                                                                      ---------------    ---------------

Distributions to Shareholders:
From net investment income ........................................      (142,295,877)      (121,467,727)
From net realized gains ...........................................      (587,939,494)      (812,495,987)
                                                                      ---------------    ---------------
  Decrease in net assets from distributions to shareholders .......      (730,235,371)      (933,963,714)
                                                                      ---------------    ---------------

Share Transactions:
Proceeds from shares sold .........................................       157,493,741        293,617,310
Net asset value of shares issued upon reinvestment of distributions       730,007,966        933,736,815
Payments for shares redeemed ......................................      (244,305,179)      (451,382,489)
                                                                      ---------------    ---------------
  Net increase in net assets from share transactions ..............       643,196,528        775,971,636
                                                                      ---------------    ---------------
Change in net assets ..............................................     1,292,723,890      1,237,630,250

Net assets:
Beginning of year .................................................     5,661,506,606      4,423,876,356
                                                                      ---------------    ---------------
End of year .......................................................    $6,954,230,496     $5,661,506,606
                                                                      ===============    ===============
End of year net assets includes undistributed
  (distributions in excess of) net investment income ..............         $(116,078)       $13,766,310
                                                                      ===============    ===============
Share Transactions:
Number of shares sold .............................................         4,987,093         10,162,782
Number of shares issued upon reinvestment of distributions ........        22,399,165         31,806,470
Number of shares redeemed .........................................        (7,542,873)       (15,783,222)
                                                                      ---------------    ---------------
  Net increase ....................................................        19,843,385         26,186,030
                                                                      ===============    ===============


See Notes to Financial Statements.

Notes to Financial Statements
December 31, 1996
================================================================================


1.  Summary of Significant Accounting Policies

Aetna Variable Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company whose shares are currently sold to Aetna Life Insurance and Annuity Company (the Company), an Aetna Life Insurance Company Separate Account, and to other shareholders of the Fund only through reinvestment of distributions. The Company's shares are allocated to certain of its variable life/annuity accounts. The Company's accounts and affiliates held 99.6% of the Fund's shares outstanding at December 31, 1996. The investment objective of the Fund is to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.

The Company serves as Investment Adviser and principal underwriter to the Fund. It is an indirect wholly-owned subsidiary of Aetna Retirement Services, Inc., which in turn, is a wholly-owned subsidiary of Aetna Inc.

The accompanying financial statements of the Fund have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Fund.


A. Valuation  of  Investments

Investments are stated at market values based upon closing sales prices as reported on national securities exchanges or, for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost which when combined with accrued interest approximates market. Securities for which market quotations are not considered to be readily available are valued in good faith using methods approved by the Board of Trustees.

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.


B. Option Contracts

The Fund may purchase put and call options and write put and covered call options as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure.

Option contracts are valued daily. Unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the option is traded.

The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market, or from the inability of counterparties to meet the terms of the contract.


C.  Futures  and  Foreign  Currency  Exchange Contracts

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument including an index of stocks at a set price on a future date. The Fund "sells" futures contracts as a hedge against declines in the value of portfolio securities. The Fund may enter into futures contracts to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of portfolio securities.

Notes to Financial Statements
December 31, 1996 (continued)
================================================================================


1.   Summary of Significant Accounting Policies (continued)


C.  Futures and Foreign Currency Exchange Contracts (continued)

Upon entering into a futures contract, the Fund is required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Fund equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Fund as unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Fund are closed prior to expiration.

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Fund may use forward foreign currency exchange contracts to hedge certain foreign currency assets. Contracts are recorded at market value and marked-to-market daily.

The risks associated with futures and forward foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the price of futures contracts. Risks may also arise from an illiquid secondary market, or from the inability of counterparties to meet the terms of the contract.

Realized and unrealized gains or losses on futures and foreign currency exchange contracts are reflected in the accompanying financial statements. The amounts at risk under such futures and foreign currency exchange contracts may exceed the amounts reflected in the financial statements. The notional amounts of these contracts are disclosed in the Portfolio of Investments and elswhere in the Notes to Financial Statements. For federal income tax purposes, any futures and forward foreign currency exchange contracts which remain open at the end of the fiscal year are marked-to-market and the resultant net gain or loss is included in federal taxable income.


D. Illiquid and  Restricted  Securities

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. Restricted securities are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933. The Fund may invest up to 15% of its total assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Trustees. The Fund will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.


E. Delayed  Delivery  Transactions

The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold are identified in the Fund's portfolio of investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract.


F. Federal Income Taxes

As a qualified regulated investment company, the Fund is relieved of federal income and excise taxes by distributing its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code.

================================================================================

G.  Distributions

The Fund distributes all net investment income and net capital gains, if any, to shareholders annually. Distributions from net investment income are based on taxable net income. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and deferred losses on wash sales.


H. Other

Investment transactions are accounted for on the day following trade-date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized, using an effective yield method, over the life of the respective security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.


2.  Investment  Advisory and  Administrative  Services Fees

For the period January 1 through July 31, 1996, the Fund paid the Company (its investment adviser) an investment advisory fee at an annual rate of one-quarter of one percent (0.25%) of its average daily net assets. On June 17, 1996, the shareholders of the Fund approved a new Investment Advisory Agreement, effective August 1, 1996, which provides for an increase in the annual advisory fee to 0.50% of average daily net assets of the Fund.

The Fund had entered into an administrative services agreement (the Agreement) with the Company whereby the Company was reimbursed for a share of its overhead related to managing the Fund. In addition, the Company had been paying, and the Fund had been reimbursing the Company for the Fund's ordinary, recurring expenses such as legal fees, trustees' fees, custodial fees and insurance premiums. Effective May 1, 1996, the Agreement was modified to enable the Fund to fix the amount of its costs and expenses. Under the terms of the new Agreement, the Company will receive a fixed fee in exchange for providing the services described above, including reimbursement of its overhead related to managing the Fund. The new Agreement provides for the Company to receive a fixed fee at an annual rate of 0.06% of average daily net assets of the Fund.

During June, the shareholders of the Fund voted to approve a subadvisory agreement (the Subadvisory Agreement) among the Fund, the Company and the Company's affiliate, Aeltus Investment Management, Inc. (Aeltus). Under the terms of the Subadvisory Agreement, Aeltus will supervise the investment and reinvestment of cash and securities and provide certain related administrative services for the Fund in exchange for fees to be paid by the Company.

The Subsidiary Agreement provides that the Company will pay Aeltus a fee at an annual rate of 0.30% of the average daily net assets of the Fund. For the period ended December 31, 1996, the Company paid Aeltus $7,750,390 in accordance with the terms of the Subadvisory Agreement.


3. Purchases and Sales of Investments

Purchases and sales of investment securities, excluding short-term investments, for the year ended December 31, 1996 were $5,332,645,688 and $5,117,253,372, respectively.

Notes to Financial Statements
December 31, 1996 (continued)
================================================================================


4.  Options

The following reflects the Fund's call and put option activity for the year ended December 31, 1996:

                                          Call Options Written
                              -----------------------------------------------
                              Number of Option  Deferred Premium   Realized
                                Contracts         Received        Gain (Loss)
                                ---------         --------        ----------

Outstanding December 31, 1995          --      $       --      $       --
Written .....................        70,790      84,573,623            --
Closed ......................       (51,862)    (54,058,443)     (9,892,119)
Expired .....................        (1,711)     (1,495,967)      1,495,967
Exercised ...................          (556)       (152,322)           --
                                -----------    ------------    ------------
Outstanding December 31, 1996        16,661    $ 28,866,891    $ (8,396,152)
                                ===========    ============    ============

                                          Put Options Written
                              -----------------------------------------------
                              Number of Option  Deferred Premium   Realized
                                Contracts         Received        Gain (Loss)
                                ---------         --------        ----------
Outstanding December 31, 1995          --      $       --      $       --
Written .....................         6,618       6,743,979            --
Closed ......................        (2,742)     (2,562,686)      1,893,710
Expired .....................        (1,163)     (1,248,229)      1,248,229
Exercised ...................          --              --              --
                                -----------    ------------    ------------
Outstanding December 31, 1996         2,713    $  2,933,064    $  3,141,939
                                ===========    ============    ============


5.  Forward Foreign Currency Exchange Contracts

At December 31, 1996, the Fund had the following open forward foreign currency exchange contracts that obligate the Fund to deliver currencies at specified future dates. The net unrealized gain of $3,191,911 on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

    Exchange           Currency to           U.S. $ Value            Currency to           U.S. $ Value      Unrealized
      Date            be Delivered         December 31, 1996         be Received        December 31, 1996    Gain (Loss)
      ----            ------------         -----------------         -----------        -----------------    -----------
Contracts to Buy
----------------
    2/10/97            311,187                 $311,187              400,000                 $299,139        $(12,048)
                       U.S. Dollar                                  Swiss Franc
---------------------------------------------------------------------------------------------------------------------------
    2/10/97          2,332,861                2,332,861            3,130,000                2,340,764           7,903
                       U.S. Dollar                                  Swiss Franc
---------------------------------------------------------------------------------------------------------------------------
    3/13/97          2,763,445                2,763,445          305,380,000                2,657,714        (105,731)
                       U.S. Dollar                                  Japanese Yen
---------------------------------------------------------------------------------------------------------------------------
    1/24/97            682,035                  682,035           75,000,000                  648,583         (33,452)
                       U.S. Dollar                                  Japanese Yen
---------------------------------------------------------------------------------------------------------------------------
     1/6/97            311,496                  311,496              485,000                  312,820           1,324
                       U.S. Dollar                              German Deutschemark
---------------------------------------------------------------------------------------------------------------------------
     1/2/97            716,941                  716,941              424,000                  716,458            (483)
                       U.S. Dollar                                 British Pounds
---------------------------------------------------------------------------------------------------------------------------
     1/2/97            246,444                  246,444            1,906,000                  246,384             (60)
                       U.S. Dollar                               Hong Kong Dollars
---------------------------------------------------------------------------------------------------------------------------
     1/2/97            223,619                  223,619            5,870,000                  225,006           1,387
                       U.S. Dollar                                Philipinnes Peso
---------------------------------------------------------------------------------------------------------------------------

================================================================================

    Exchange           Currency to           U.S. $ Value            Currency to           U.S. $ Value      Unrealized
      Date            be Delivered         December 31, 1996         be Received        December 31, 1996    Gain (Loss)
      ----            ------------         -----------------         -----------        -----------------    -----------
Contracts to Sell
-----------------
    2/10/97          3,123,000               $2,335,530            2,624,370               $2,624,370        $288,840
                       Swiss Franc                                  U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
     3/3/97         24,544,000               15,989,646           16,426,348               16,426,348         436,702
                   German Deutschemark                              U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
     3/3/97          9,263,000                6,036,868            5,990,689                5,990,689         (46,179)
                   German Deutschemark                              U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
    2/13/97            867,000                  564,198              562,767                  562,767          (1,431)
                   German Deutschemark                              U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
    2/13/97         60,367,300               11,641,813           11,905,790               11,905,790         263,977
                      French Franc                                  U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
    2/13/97          1,572,000                  303,160              300,236                  300,236          (2,924)
                      French Franc                                  U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
    3/13/97      1,917,560,000               16,688,471           17,820,743               17,820,743       1,132,272
                      Japanese Yen                                  U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
    3/17/97      1,434,050,000               12,487,761           13,129,921               13,129,921         642,160
                      Japanese Yen                                  U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
    1/24/97      1,775,150,000               15,351,104           15,925,650               15,925,650         574,546
                      Japanese Yen                                  U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
    4/18/97         12,814,600                7,461,715            7,526,359                7,526,359          64,644
                      Dutch Guilder                                 U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
    4/18/97          3,414,000                1,987,912            1,973,479                1,973,479         (14,433)
                      Dutch Guilder                                 U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
     1/7/97      3,775,554,000                2,472,575            2,467,472                2,467,472          (5,103)
                      Italian Lira                                  U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            $3,191,911
                                                                                                           ============

6.  Certain Reclassifications

In accordance with Statement of Position 93-2, the Fund made the following reclassifications to the Statement of Assets and Liabilities:

                                                  Undistributed Net Investment       Accumulated Net Realized Gain
                          Paid-in Capital                    Income                      (Loss) on Investments
                     -------------------------- --------------------------------- --------------------------------
                           $(9,181,282)                      $2,122,668                        $7,058,614

These reclassifications have no impact on the net asset value of the Fund and are designed to present the Fund's capital accounts on a tax basis.


================================================================================
Federal Tax Status of Dividends Declared During the Fiscal Year (Unaudited)

As of December 31, 1996, the Fund declared a long term capital gain dividend per share of $2.68.

All of the income dividends paid by the Fund were ordinary income for federal income tax purposes. The percentage of income dividends that were qualifying dividends for the corporate dividends received deduction were 65.33%.

Financial Highlights
================================================================================
Selected data for a fund share outstanding throughout each year:


                                                                            Year Ended December 31,
                                                           1996           1995+           1994+         1993+         1992+
                                                       -----------     -----------    -----------    -----------    -----------
Net asset value per share, beginning of year .......   $    29.055     $    26.229    $    31.245    $    31.602    $    30.954
                                                       -----------     -----------    -----------    -----------    -----------
Income from investment operations:
  Net investment income ............................         0.651           0.724          0.765          0.822          0.810
  Net realized and unrealized gain (loss) ..........         6.446           7.620         (1.071)         1.287          1.229
                                                       -----------     -----------    -----------    -----------    -----------
        Total from investment operations ...........         7.097           8.344         (0.306)         2.109          2.039
                                                       -----------     -----------    -----------    -----------    -----------
Less distributions:
  From net investment income .......................        (0.733)         (0.723)        (0.811)        (0.814)        (0.866)
  From net realized gains on investments ...........        (3.028)         (4.795)        (3.899)        (1.652)        (0.525)
                                                       -----------     -----------    -----------    -----------    -----------
        Total distributions ........................        (3.761)         (5.518)        (4.710)        (2.466)        (1.391)
                                                       -----------     -----------    -----------    -----------    -----------
Net asset value per share, end of year .............   $    32.391     $    29.055    $    26.229    $    31.245    $    31.602
                                                       ===========     ===========    ===========    ===========    ===========

Total return* ......................................         24.46%          32.25%         (0.96)%         6.74%          6.70%
Net assets, end of year (millions) .................   $     6,954     $     5,662    $     4,424    $     4,988    $     4,552
Ratio of total expenses to average net assets ......          0.43%           0.29%          0.30%          0.29%          0.30%
Ratio of net investment income to average net assets          2.02%           2.42%          2.52%          2.57%          2.86%
Portfolio turnover rate ............................         85.03%          96.63%         84.27%         25.22%         16.26%
Average commission rate paid per share .............   $    0.0418            --             --             --             --


* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

+ Per share data calculated using weighted average number of shares outstanding throughout the year.


See Notes to Financial Statements.

                          Independent Auditors' Report


The Shareholders and Board of Trustees
Aetna Variable Fund:

We have audited the accompanying statement of assets and liabilities of Aetna Variable Fund (the Fund), including the portfolio of investments, as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aetna Variable Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended in conformity with generally accepted accounting principles.


                                              KPMG Peat Marwick LLP


Hartford, Connecticut
February 14, 1997

                         Special Meeting of Shareholders
                                   (Unaudited)
================================================================================


On June 17, 1996, a Special Shareholder Meeting was held. Shareholders of record on April 30, 1996 were entitled to vote at the meeting. The shareholders voted to elect nine Trustees, approve a subadvisory agreement among the Fund, the Company and Aeltus, and approve a new Investment Advisory Agreement between the Fund and the Company. In addition, shareholders voted to amend the Fund's
Declaration of Trust to modify the Fund's liability and indemnification provisions. Following is a brief description and the results of each vote.


A. Election of Trustees

The following individuals were elected to serve as Trustees for the Fund. Every individual named served as a Trustee of the Fund prior to this election. There are no other individuals currently serving as Trustees to the Fund.


                             Votes Cast          Votes
Trustee                         For            Withheld
-------------------------------------------------------------
Morton Ehrlich                161,372,922      5,644,517
Maria T. Fighetti             160,954,146      6,063,293
David L. Grove                160,793,454      6,223,985
Timothy A. Holt               161,309,064      5,708,375
Daniel P. Kearney             161,063,795      5,953,644
Sidney Koch                   161,306,419      5,711,020
Shaun P. Mathews              161,204,997      5,812,442
Corine T. Norgaard            160,946,263      6,071,176
Richard G. Scheide            161,220,137      5,797,302


B.  Approval of Subadvisory Agreement

The  shareholders  of the Fund voted to  approve a  Subadvisory  Agreement  with
Aeltus. (See Note 2 of Notes to Financials for a description of the services provided and the compensation arrangement defined by the terms of the agreement.)

Results of the vote were:

                Votes Cast         Votes Cast
                    For              Against        Abstentions
            -------------------- ---------------- -----------------
                146,516,837        12,670,365        7,830,237


C.  Approval of New Investment Advisory Agreement

Shareholders of the Fund voted to approve a new Investment Advisory Agreement (the Agreement) between the Fund and the Company. The Agreement was updated in the following respects: the language was simplified where possible; the liability provisions made it clear that the Company is liable to the Fund for the Company's negligence, and it expanded the Company's ability to use brokerage commissions to pay Fund expenses. Additionally shareholders of the Fund voted to increase the annual investment advisory fee from 0.25% of average daily net assets to 0.40% of average daily net assets for the Fund.

Results of the vote were:

                Votes Cast         Votes Cast
                    For              Against        Abstentions
            -------------------- ---------------- -----------------
               135,248,579          23,840,887       7,927,973


D.  Amendment to Fund's Declaration of Trust

Shareholders of the Fund voted to delete and restate certain articles in the Fund's Declaration of Trust related to the liability of Trustees to the Fund and the indemnification by the Fund of Trustees and officers for liabilities incurred while acting as Trustees of the Fund. The primary purpose of the amendment is to allow a Fund to advance costs to a Trustee if that Trustee is named in an action for which the Fund would ultimately be obligated to indemnify the Trustee without the Trustee being required to post collateral.

Results of the vote were:

                Votes Cast         Votes Cast
                    For              Against        Abstentions
            -------------------- ---------------- -----------------
               145,455,619          12,351,797       9,210,023


26